TAXATION - Schedule of components of income tax expense (benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Current income tax expense	¥ 59,668	$ 8,651	¥ 27,593	¥ 15,081
Deferred income tax benefit	(35,195)	(5,103)	(11,852)	(177)
Income tax expense	¥ 24,473	$ 3,548	¥ 15,741	¥ 14,904